Securities, 424I - Securities, 424I: 1	Jan. 15, 2026 USD ($)
Securities, 424I Table
Security Class Title	Common Stock, par value $0.0001 per share offered by selling stockholder
Fee Rate	0.00014%
Amount of Registration Fee	$ 19.79